DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details)	Jun. 30, 2026
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired	51.00%
Nuvoton Technology Corporation Japan ("NTCJ") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired	49.00%